SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2025
SECURED NOTES
Schedule of movement in the company's secured notes

	Year ended December 31
	2025	2024
Carrying value, beginning of year	$2,817,554	$2,454,300
Revaluation of secured notes	(89,419)	140,786
Proceeds on disposal	(2,778,000)	—
Realized gain on disposal	49,865	—
Foreign exchange gain (loss)	—	222,468
	$—	$2,817,554